Corporate transactions - (Loss) gain attaching to corporate transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate transactions
Loss attaching to corporate transactions	$ (35)	$ (30)	$ (142)
(Loss) gain arising on reinsurance	(59)	765
Total (loss) gain attaching to corporate transactions	(94)	735	$ (142)
US
Corporate transactions
Loss attaching to corporate transactions	(30)	$ (20)
Gain on sale of retained interest	23
US | CEO
Corporate transactions
Loss attaching to corporate transactions	$ (28)